Warrant Liability - Additional Information (Detail) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Class A Common Stock [Member]
Warrant Liabilities [Line Items]
Exercise price of warrants		$ 0.01
Osprey Technology Acquisition Corp [Member] | Warrant
Warrant Liabilities [Line Items]
Period after business combination when warrants become exercisable	30 days	30 days
Period after offering when warrants become exercisable	12 days	12 days
Maximum period for filing sec registration statement		15 days
Redemption price per warrant	$ 0.01	$ 0.01
Minimum period of prior written notice of redemption of warrants	30 days	30 days
Minimum price per share required for redemption of warrants	$ 18.00	$ 18.00
Warrants redemption covenant, threshold trading days	30 days	30 days
Warrants redemption covenant, threshold consecutive trading days	20 days	20 days
Percentage of warrants exercise price	115.00%	115.00%
Exercise price of warrants	$ 1.00	$ 1.00
Percent of gross proceeds to equity proceeds	60.00%	60.00%
Market price of warrant	$ 9.20	$ 9.20
Share redemption trigger price	$ 18.00	$ 18.00
Percent of redemption trigger price to market value and issue price	180.00%	180.00%
Osprey Technology Acquisition Corp [Member] | Warrant | Class A Common Stock [Member]
Warrant Liabilities [Line Items]
Exercise price of warrants	$ 9.20	$ 9.20